CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Cash flows from operating activities
Net profit for the year		¥ 315,780	¥ 230,902		¥ 167,743
Adjustments for:
Depreciation		132,026	113,128		110,485
Gain on disposal of affiliated entities		0	(5,349)		0
(Gain)/loss on the disposal of property and equipment		342	371		(41)
Amortization of intangible assets		1,494	446		662
Net foreign exchange (gain)/loss		(465)	324		(282)
Interest income		(24,470)	(11,715)		(6,709)
Income tax expenses		108,713	66,288		0
Adjustments for Cash flows from operating activities		533,420	394,395		271,858
Changes in operating assets and liabilities and other, net of effect of acquisitions and disposals:
Other current assets and contract costs		(8,127)	(13,681)		(530)
Prepayment to third party suppliers		0	2,157		2,235
Trade and other payables due to third parties		94,885	30,416		23,313
Other payables due to related parties		(5,275)	18,000		(27,636)
Deferred revenue and contract liabilities		186,731	165,583		17,713
Cash generated from operating activities		801,634	596,870		286,953
Income tax paid		(111,317)	(8,939)		0
Net cash generated from operating activities		690,317	587,931		286,953
Cash flows from investing activities
Interest received		20,592	10,677		5,873
Proceeds from sale of property and equipment		0	1,015		64
Purchase of property and equipment		(80,133)	(89,369)		(108,959)
Purchase of intangible assets		(1,743)	0		0
Restricted bank deposits		(1,613)	0		0
Term deposits placed with a related party finance entity		(4,709,697)	(204,000)		(1,953,600)
Maturity of term deposits placed with a related party finance entity		3,526,603	401,000		1,552,600
A loan made to a related party	[1]	0	0		(98,229)
Repayment of a loan from a related party		12,412	0		0
Acquisition of subsidiaries or an affiliated entity, net of cash acquired		(627)	(6,160)	[2]	0	[2]
Net proceeds from disposal of affiliated entities, net of cash disposed		0	17,982		0
Net cash (used in)/generated from investing activities		(1,234,206)	131,145		(602,251)
Cash flows from financing activities
Loans borrowed from a related party	[1]	0	7,609		99,603
Capital contributions		139	11,000		0
Dividends paid to a non-controlling shareholder of subsidiaries		(7,482)	0		0
Net cash generated from/(used in) financing activities		(7,343)	18,609		99,603
Net (decrease)/increase in cash and cash equivalents		(551,232)	737,685		(215,695)
Cash and cash equivalents at beginning of the year		812,620	77,801		291,011
Effect of movements in exchange rates on cash held		(704)	(2,866)		2,485
Cash and cash equivalents at the end of the year		260,684	812,620		77,801
Non cash transaction:
Contributed capital through waived liability		0	0		10,000
Deemed capital contribution for awards paid to the Group's teachers by the controlling shareholder		15,000	0		0
Net settlement of a loan made to a related party with a loan borrowed from a related party		0	7,609		0
Payables for purchase of property and equipment		¥ 20,501	¥ 31,728		¥ 28,131

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit cash settled part of the USD loan, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.As of June 30, 2018 and 2019, the USD loan made to Leonit of USD 13,350 (equivalent to RMB 88,332) and USD11,530 (equivalent to RMB79,265) was included in “Amount due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB99,603 was included in “Amount due to related parties”, respectively.
[2]	In August 2017, Haibo Education and Haibo Logistics were incorporated by Xinyu Baishu Technology Service Co., Ltd. (“Xinyu Baishu”), an entity ultimately controlled by Mr. Feng. The contributed capitals from Xinyu Baishu in Haibo Education and Haibo Logistics were RMB6,000 and RMB5,000, respectively. In January 2018, Xinyu Baishu transferred 56% equity interests in each of Haibo Education and Haibo Logistics to Ningbo Haoliang with considerations of RMB3,360 and RMB2,800, respectively. The considerations were equivalent to the cost of 56% of the contributed capital.In January 2018, Xinyu Baishu also transferred the remaining 44% equity interest in Haibo Education and Haibo Logistics to Nanchang Baishu, a related party of the Company. The 44% equity interests owned by Nanchang Baishu were recorded as non-controlling interests (see note 16).In November 2018, Haibo Education and Haibo Logistics declared and fully paid dividends amounting to RMB6,075 and RMB 1,407 to Nanchang Baishu, respectively (see note 16).